STROOCK & STROOCK & LAVAN LLP
                                 180 MAIDEN LANE
                            NEW YORK, NEW YORK 10038

April 3, 2006

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:   The Swiss Helvetia Fund, Inc. (the "Fund")
      File No.: 811-05128
      PRELIMINARY PROXY STATEMENT ON SCHEDULE 14A

Ladies and Gentlemen:

     On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission, is the Fund's preliminary proxy statement on Schedule 14A (the "Proxy Statement"), for the annual meeting of stockholders of the Fund (the "Annual Meeting").

     The Annual Meeting is scheduled to be held at 11:30 a.m., on Thursday, June 8, 2006 at The Omni Berkshire Place, 21 East 52nd Street, Juilliard Ballroom (2nd Floor), New York, New York 10022, for the following purposes:

     1. To elect three Class III Directors to serve for a three-year term.

     2. To ratify the selection by the Board of Directors of Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the year ending December 31, 2006.

     3. To approve changes to certain of the Fund's fundamental investment policies and restrictions to permit the Fund to:

     A. leverage up to 10% of its total assets (including the amount borrowed);

     B. invest in securities of Swiss Real Estate Companies (as defined in the Proxy Statement);

     C. acquire equity and equity-linked securities of non-Swiss companies in limited instances;

     D. invest up to 20% (increased from 10%) of its total assets in illiquid securities; and

     E.   engage in certain options transactions; and

     4. To consider and act upon any other business as may properly come before the Annual Meeting or any adjournment thereof.

     The Fund is not aware of any other business to be presented at the Annual Meeting.

     The close of business on April 13, 2006 has been fixed as the record date for the determination of stockholders entitled to notice of, and to vote at, the Annual Meeting and any adjournment thereof. The Proxy Statement will be mailed to stockholders of record on or about April 18, 2006.

     Please direct comments and questions concerning the Proxy Statement to me at 212.806.6443 or, in my absence, to my colleague Janna Manes at 212.806.6141.

                                                     Very truly yours,


                                                     /S/  NICOLE RUNYAN
                                                     Nicole Runyan

cc:  Janna Manes